Acquisitions, Pro Forma Information (Unaudited) (Details) - Halo Acquisition [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pro Forma Information (Unaudited) [Abstract]
Net revenues	$ 48,152	$ 51,388
Net loss per share attributable to common stockholders	$ 192,592	$ 25,958